Subsequent Events - Additional Information (Detail)	1 Months Ended	5 Months Ended
	May 31, 2020	Sep. 30, 2020 USD ($)	May 15, 2020 USD ($)
Merger agreement Quotient for exchange ratio		$ 150,000,000
Common Class A [Member]
Voting rights per share		One vote per share
Common Class B [Member]
Voting rights per share		Have veto rights over business combinations and liquidations, one vote on all other matters
Number of rights to appoint directors		3
Common Class B [Member] | Minimum [Member]
Right to appoint directors beyond seven, percentage		50.00%
Subsequent Event [Member]
Promissory notes principal amount			$ 300,000
Drew down under promissory notes			$ 80,000
Subsequent event description	The Sponsor transferred 25,000 Founder Shares to each of its director nominees, or an aggregate of 100,000 Founder Shares, at their original purchase price.